Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended		26 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Group Concentration of Risk [Line Items]
Maturity period of instruments classified as cash and cash equivalent		90 days
Investment and Mortgage-Backed Securities [Abstract]
Other than temporary impairment charges		$ 0	$ 0
Federal Home Loan Bank Stock [Abstract]
Impairment charges		0	0
Total capital stock repurchased (in shares)				359,900
Price per share of capital stock repurchased (in dollars per share)				$ 1.00
Dividend declared by FHLB (in hundredths)		10.00%
FHLB Dividends	1,000
Past due period of principal or interest payment		90 days
Allowance for Loan Losses [Abstract]
Threshold amount of loans to be evaluated annually, minimum		500,000
Income tax penalties and interest accrued on uncertain tax positions		$ 0	$ 0	$ 0
Two investors purchasing loans [Member]
Group Concentration of Risk [Line Items]
Number of investors accounting for significant amount of loan purchases		2
Percentage of all loans sold, from mortgage loans held for sale (in hundredths)		69.00%
Gains on loans sold by the Bank, to two investors (in hundredths)		62.00%